UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    ----------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
      --------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           ---------------

                     Date of fiscal year end: MAY 31, 2004
                                             -------------

                    Date of reporting period: AUGUST 31, 2004
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

First Trust/Four Corners Senior Floating Rate Income Fund II
Portfolio of Investments
August 31, 2004 (Unaudited)



 PRINCIPAL                                                            MARKET
  VALUE                          DESCRIPTION**                        VALUE
-----------          ------------------------------------------    ------------
                  SENIOR FLOATING RATE INTERESTS - 153.7%
                  ADVERTISING - 1.3%
$  6,000,000      Adams Outdoor Advertising, LP,
                   Term Loan, 10/15/11                            $    6,060,000
                                                                 ------------------
                  AEROSPACE/DEFENSE - 3.0%
   3,990,000      CACI International, Inc., Term Loan B, 5/03/11       4,002,469
   3,250,000      MRO Acquisition Corp., Term Loan, 8/27/10            3,266,250
   4,000,000      Standard Aero Holdings, Inc.,
                   Term Loan B, 8/24/12                                4,040,000
   3,000,000      United Air Lines, Inc., Term Loan, 6/30/05           3,026,250
                                                                 ------------------
                                                                      14,334,969
                                                                 ------------------
                  BROADCAST MEDIA - 3.7%
   4,000,000      Bragg Communications, Inc., Term Loan, 8/31/11       4,030,000
                  Cablecom
   3,000,000        Term Loan B, 4/15/12                               2,992,500
   3,000,000        Term Loan C, 4/15/13                               2,992,500
   4,000,000      NEP Supershooters, LP, Term Loan, 2/03/11            4,035,000
   3,750,000      Salem Communications Holding Corp.,
                   Term Loan B, 3/31/10                                3,782,812
                                                                 ------------------
                                                                      17,832,812
                                                                 ------------------
                  CABLE TELEVISION - 6.2%
  10,530,000      Century Cable Holdings, LLC,
                   Term Loan, 6/30/09                                 10,251,703
  14,000,000      Charter Communications Operating, LLC,
                   Term Loan A, 4/27/10                               13,648,404
   6,000,000      PanAmSat Corp., Term Loan B, 8/20/11                 6,004,128
                                                                 ------------------
                                                                      29,904,235
                                                                 ------------------
                  CASINOS & GAMING - 6.0%
   6,000,000      Boyd Gaming Corp., Term Loan B, 6/30/11              6,056,250
   3,800,000      Pinnacle Entertainment, Inc.,
                   Term Loan DD, 8/27/10                               3,781,000
  12,000,000      Venetian Casino Resort, Term Loan B, 6/15/11+       12,135,000
                  Wynn Las Vegas, LLC
   5,000,000       Revolving Credit, 10/30/08+                         4,900,000
   2,150,000       Term Loan DD, 9/30/09+                              2,169,709
                                                                 ------------------
                                                                      29,041,959
                                                                 ------------------
                  CHEMICALS - 6.6%
   6,000,000      Brenntag, Term Loan B, 3/05/11                       6,067,500
                  Celanese AG
   6,000,000        Term Loan, 5/17/11+                                6,063,750
   3,000,000        Term Loan C, 12/08/11                              3,054,999
   2,000,000      Innophos, Inc., Term Loan B, 8/13/10+                2,012,500
   1,000,000      Ripplewood Phosphorous LLC,
                     Term Loan, 7/20/11                                1,007,500
                  Rockwood Specialties, Inc.
   4,000,000       Term Loan, 12/15/05                                 3,990,000
   9,500,000       Term Loan B, 7/30/12                                9,562,767
                                                                 ------------------
                                                                      31,759,016
                                                                 ------------------

Portfolio of Investments
August 31, 2004 (Unaudited)



 PRINCIPAL                                                            MARKET
  VALUE                          DESCRIPTION**                        VALUE
-----------          ------------------------------------------    ------------
SENIOR FLOATING RATE INTERESTS - CONTINUED
                  COAL - 0.4%
$  2,000,000      Foundation PA Coal Company,
                   Term Loan B, 7/30/11                           $    2,018,500
                                                                 ------------------
                  COMMERCIAL SERVICES - 7.6%
   3,000,000      Acosta Sales Company, Term Loan B, 8/06/10           3,022,500
   3,000,000      Alion Science and Technology Corp.,
                   Term Loan DD, 8/02/09+                              3,000,000
   5,000,000      Allied Security Holdings LLC,
                   Term Loan, 6/30/10                                  5,037,500
   3,272,961      Infrasource, Inc., Term Loan, 9/30/10                3,289,325
   4,000,000      Language Line Acquisitions, Inc.,
                   Term Loan B, 5/31/11                                4,035,000
   3,989,950      Monitronics International, Inc.,
                   Term Loan B, 8/26/09                                4,017,381
   5,000,000      Quanta Services, Inc., Term Loan, 6/19/08            5,012,500
                  United Rentals, Inc.
   2,493,750       Term Loan, 2/14/11                                  2,514,323
     500,000       Term Loan B, 2/14/11                                  504,125
   6,000,000      VUTEk, Inc., Term Loan B, 6/25/10                    5,955,000
                                                                 ------------------
                                                                      36,387,654
                                                                 ------------------
                  CONSTRUCTION MATERIALS - 5.3%
   1,000,000      Ames True Temper, Inc., Term Loan, 7/02/11           1,011,667
                  Builders FirstSource, Inc.
   2,992,500       Term Loan, 2/25/10                                  3,011,203
   3,000,000       Term Loan, 8/25/10                                  2,992,500
   1,000,000      NCI Building Systems, Inc.,
                   Term Loan B, 6/18/10                                1,010,625
   7,000,000      Nortek, Inc., Term Loan, 7/29/11                     7,063,000
   6,960,013      PGT Industries, Inc., Term Loan, 2/07/10             7,047,013
   3,500,000      Ply Gem Industries, Inc., Term Loan, 2/12/11         3,513,125
                                                                 ------------------
                                                                      25,649,133
                                                                 ------------------
                  CONTAINERS, PACKAGING & GLASS - 6.0%
   1,000,000      BWAY Corp., Term Loan B, 6/30/11                     1,012,500
   8,000,000      Horizon Lines Holding LLC, Term Loan, 7/07/11        8,120,000
   1,500,000      Kranson Industries, Inc., Term Loan, 7/30/11         1,513,125
                  Owens Illinois Group, Inc.
   7,164,339       Term Loan A, 4/01/07                                7,234,492
   4,000,000       Term Loan B, 4/01/08                                4,055,000
   2,000,000       Term Loan C, 4/01/08                                2,000,000
   4,984,975      Solo Cup Company, Term Loan, 2/27/11                 5,030,672
                                                                 ------------------
                                                                      28,965,789
                                                                 ------------------
                  DIVERSIFIED/CONGLOMERATE SERVICES - 0.6%
   3,000,000      Roller Bearing Corp., Term Loan, 12/17/10            3,015,000
                                                                 ------------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.3%
   2,000,000      Coinstar, Inc., Term Loan, 7/01/11                   2,032,500
   4,937,501      Global Cash Access, LLC, Term Loan B, 3/10/10        4,999,220
                  Memec Group Holdings Ltd.
   3,000,000       Term Loan A, 5/28/09                                2,970,000
   4,000,000       Term Loan B, 6/15/10                                3,990,000


Portfolio of Investments
August 31, 2004 (Unaudited)



 PRINCIPAL                                                            MARKET
  VALUE                          DESCRIPTION**                        VALUE
-----------          ------------------------------------------    ------------
SENIOR FLOATING RATE INTERESTS - CONTINUED
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
$  2,000,000      VeriFone, Inc., Term Loan B, 6/30/11            $    2,025,000
                                                                 ------------------
                                                                      16,016,720
                                                                 ------------------
                  ENTERTAINMENT - 8.9%
   6,000,000      Metro-Goldwyn-Mayer Studios, Inc.,
                   Term Loan B, 4/30/11                                6,018,000
   2,000,000      Nexstar Broadcasting Group, Inc.,
                   Term Loan D, 12/31/10                               1,998,383
  10,000,000      NTL Investment Holdings Ltd.,
                   Term Loan, 5/10/12                                  9,866,670
   8,000,000      Paxson Communications Corp.,
                   Floating Rate, 1/15/10                              8,040,000
   6,500,000      Rainbow Media Holdings LLC,
                   Term Loan B, 3/31/12                                6,571,500
   3,000,000      Wallace Theater Corp., Term Loan, 7/31/09            3,022,500
   6,995,000      WMG Acquisition Corp., Term Loan, 2/28/11            7,079,940
                                                                 ------------------
                                                                      42,596,993
                                                                 ------------------
                  ENVIRONMENTAL SERVICES - 3.5%
   3,478,261      Duratek, Inc., Term Loan, 12/16/09                   3,467,391
   1,500,000      Environmental Systems Products Holdings, Inc.,
                   Term Loan, 12/12/10                                 1,537,500
                  EnviroSolutions Holdings, Inc.
   7,507,895       Term Loan, 3/01/09                                  7,489,125
   1,200,203       Term Loan DD, 3/01/09+                              1,197,203
   3,000,000      Waste Connections, Inc., Term Loan, 10/22/10         3,022,500
                                                                 ------------------
                                                                      16,713,719
                                                                 ------------------
                  FARMING AND AGRICULTURE - 2.0%
                  United Industries Corp.
   4,000,000       Term Loan, 9/30/11                                  4,055,000
   3,990,000       Term Loan, 4/30/11                                  4,029,900
   1,500,000       Term Loan B, 3/31/11                                1,515,000
                                                                 ------------------
                                                                       9,599,900
                                                                 ------------------
                  FINANCE - 3.1%
  15,000,000      Refco Finance Holdings LLC,
                   Term Loan, 8/05/11                                 14,943,750
                                                                 ------------------
                  FOOD, BEVERAGES, & TOBACCO - 8.1%
   4,000,000      Atkins Nutritionals Inc., Term Loan, 10/29/09        3,520,000
   1,995,000      Golden State Foods Corp., Term Loan B, 2/25/11       2,017,444
  12,000,000      Keystone Foods Holdings LLC,
                   Term Loan, 6/16/11                                 12,075,000
   3,000,000      N.E.W. Customer Service Companies, Inc.,
                   Term Loan B, 8/17/09                                3,015,000
   8,000,000      OSI Group, Term Loan B, 9/02/11                      8,070,000
                  Pinnacle Foods Holding Corp.
   1,537,431       Term Loan, 11/25/10                                 1,552,805
   5,445,069       Term Loan DD, 11/25/10                              5,499,520
   3,000,000      THL Food Products Company,
                   Term Loan, 11/21/11                                 3,080,625
                                                                 ------------------
                                                                      38,830,394
                                                                 ------------------

Portfolio of Investments
August 31, 2004 (Unaudited)



 PRINCIPAL                                                            MARKET
  VALUE                          DESCRIPTION**                        VALUE
-----------          ------------------------------------------    ------------
SENIOR FLOATING RATE INTERESTS - CONTINUED
                  HEALTHCARE (EQUIPMENT & SUPPLIES) - 3.9%
$  5,400,000      Advanced Medical Optics, Inc.,
                   Term Loan, 6/25/09                             $    5,460,750
   6,000,000      Arizant, Inc., Term Loan, 7/31/10                    6,022,500
   2,000,000      Medical Device Manufacturing,
                   Term Loan B, 6/30/10                                2,010,000
   5,080,100      VWR International, Term Loan B, 4/07/11              5,144,871
                                                                 ------------------
                                                                      18,638,121
                                                                 ------------------
                  HEALTHCARE (PROVIDERS & SERVICES) - 13.5%
   7,000,000      Accredo Health, Inc., Term Loan B, 6/30/11           7,026,250
   3,000,000      Ardent Health Services LLC,
                   Term Loan B, 8/12/11                                3,000,000
   7,000,000      Community Health Systems, Inc.,
                   Term Loan, 8/19/11                                  6,997,501
   3,576,014      Connecticare Capital  LLC, Term Loan, 10/30/09       3,589,424
   1,000,000      DaVita, Inc., Term Loan C, 6/30/10                   1,005,833
   4,381,500      Genesis Healthcare Corp.,
                   Term Loan B, 12/01/10                               4,434,442
   6,500,000      Iasis Healthcare Corp., Term Loan B, 6/22/11         6,571,097
   3,000,000      MedCath Holdings Corp., Term Loan, 6/30/11           3,035,625
                  Skilled Healthcare Group, Inc.
   2,000,000       Term Loan, 1/31/11                                  2,040,000
   4,000,000       Term Loan, 7/31/10                                  4,025,000
   4,987,500      Team Health, Inc., Term Loan B, 3/23/11              4,993,734
  14,000,000      U.S. Oncology Holding, Term Loan B, 8/20/11         14,070,000
   4,000,000      Vanguard Health Systems, Inc.,
                   Term Loan, 5/18/11                                  3,995,000
                                                                 ------------------
                                                                      64,783,906
                                                                 ------------------
                  INSURANCE - 2.7%
  13,000,000      Conseco, Inc., Term Loan, 6/22/10                   13,162,500
                                                                 ------------------
                  LEISURE - 3.8%
   1,000,000      Blockbuster, Inc., Term Loan B, 8/20/11                998,750
   4,000,000      Brooklyn Basketball, LLC, Term Loan B, 6/16/08       3,990,000
   7,000,000      Loews Cineplex Entertainment,
                   Term Loan, 7/30/11                                  7,048,125
   6,165,307      The Titan Corp., Term Loan B, 6/30/09                6,182,003
                                                                 ------------------
                                                                      18,218,878
                                                                 ------------------
                  MANUFACTURING - 3.1%
   8,844,279      Cinram International, Inc.,
                   Term Loan D, 9/30/09                                8,852,575
   5,987,536      Invensys PLC, Term Loan B, 9/05/09                   6,062,381
                                                                 ------------------
                                                                      14,914,956
                                                                 ------------------
                  MISCELLANEOUS - 1.5%
   6,982,368      Moran Transportation Company,
                   Term Loan, 8/08/09                                  7,026,008
                                                                 ------------------
                  OIL & GAS - 3.5%
   1,000,000      Alon USA, Inc., Term Loan B, 12/16/08                1,020,000
   2,000,000      BPL Acquisition (Buckeye Pipeline),
                   Term Loan, 6/10/10                                  2,020,000


Portfolio of Investments
August 31, 2004 (Unaudited)



 PRINCIPAL                                                            MARKET
  VALUE                          DESCRIPTION**                        VALUE
-----------          ------------------------------------------    ------------
SENIOR FLOATING RATE INTERESTS - CONTINUED
                  OIL & GAS - CONTINUED
                  Quest Cherokee, LLC
$    604,444       L of C, 12/31/08***                            $      607,467
   4,835,556       Term Loan, 7/22/10                                  4,859,733
   2,500,000      SemCrude, L.P., Term Loan, 8/27/10                   2,521,875
   2,000,000      Transport Industries, L.P.,
                   Term Loan B, 6/13/10                                2,000,000
   4,000,000      Vulcan Energy Corp., Term Loan, 7/23/10              4,050,000
                                                                 ------------------
                                                                      17,079,075
                                                                 ------------------
                  PAPER & FOREST PRODUCTS - 1.7%
   6,000,000      Georgia Pacific Corp., Term Loan, 7/02/09            5,970,000
                  Koch Cellulose, LLC
     395,773       L of C, 5/07/11***                                    398,742
   1,600,216       Term Loan B, 5/07/11                                1,612,217
                                                                 ------------------
                                                                       7,980,959
                                                                 ------------------
                  PERSONAL PRODUCTS - 1.3%
   2,422,500      American Safety Razor Company,
                   Term Loan B, 4/29/11                                2,446,725
   3,990,000      Prestige Brands, Inc., Term Loan B, 4/06/11          3,990,000
                                                                 ------------------
                                                                       6,436,725
                                                                 ------------------
                  PRINTING & PUBLISHING - 5.5%
   5,250,000      Freedom Communications, Inc.,
                   Term Loan B, 5/18/12                                5,322,187
   2,000,000      Herald Media, Inc., Term Loan, 6/29/11               2,020,000
   9,000,000      RH Donnelley Inc., Term Loan B, 6/30/11              9,100,125
                  Transwestern Publishing Company
   4,227,500       Term Loan, 2/25/12                                  4,249,961
   5,802,532       Term Loan B, 2/25/12                                5,842,424
                                                                 ------------------
                                                                      26,534,697
                                                                 ------------------
                  REAL ESTATE - 0.4%
   1,964,010      CB Richard Ellis Services, Inc.,
                   Term Loan, 3/31/10                                  1,972,603
                                                                 ------------------
                  RETAIL - 6.8%
  13,500,000      Harbor Freight Tools, Term Loan, 7/15/10            13,542,187
  11,000,000      Jean Coutu Group (PJC), Inc.,
                   Term Loan B, 7/30/11
   1,804,769      Oriental Trading Company, Inc.,
                   Term Loan B, 8/04/10                              111,088,748
   6,000,000      Savers, Inc., Term Loan, 8/04/09                     6,030,000
                                                                 ------------------
                                                                      32,487,511
                                                                 ------------------
                  TELECOMMUNICATIONS (WIRELESS) - 8.0%
   4,000,000      AAT Communications Corp.,
                   Term Loan B, 1/16/12                                4,038,332
   8,000,000      American Tower Corp., Term Loan B, 8/31/11           8,102,504
   4,000,000      Fairpoint Communications, Inc.,
                   Term Loan, 9/30/08                                  4,022,500
   3,000,000      MC Communications, LLC, Term Loan, 12/31/10          2,955,000
   5,984,962      Nextel Communications, Inc.,
                   Term Loan E, 12/15/10                               6,015,157
   5,000,000      Nextel Partners, Inc., Term Loan C, 5/31/11          5,060,000



Portfolio of Investments
August 31, 2004 (Unaudited)



 PRINCIPAL                                                            MARKET
  VALUE                          DESCRIPTION**                        VALUE
-----------          ------------------------------------------    ------------
SENIOR FLOATING RATE INTERESTS - CONTINUED
                  TELECOMMUNICATIONS (WIRELESS) - CONTINUED
$  8,000,000      Valor Telecommunications, LLC,
                   Term Loan, 6/30/09                             $    8,085,000
                                                                 ------------------
                                                                      38,278,493
                                                                 ------------------
                  THEATRES - 0.8%
   3,868,788      Regal Cinemas Corp., Term Loan B, 11/10/10           3,908,443
                                                                 ------------------
                  UTILITY (ELECTRIC) - 21.6%
                  Allegheny Energy Supply Company, LLC
   4,488,750       Term Loan B, 3/08/11                                4,548,226
   8,488,750       Term Loan C, 6/08/11                                8,614,316
   6,000,000      Astoria Energy LLC, Term Loan, 4/16/12               6,070,002
   8,975,544      CenterPoint Energy, Inc., Term Loan, 10/07/06        8,997,982
     997,500      Cogentrix Delaware Holdings, Inc.,
                   Term Loan, 2/25/09                                  1,011,839
  13,965,000      Midwest Generation, LLC, Term Loan, 4/27/11         14,113,378
   8,000,000      Mission Energy Holdings International, LLC, Term
                   Loan, 12/11/06                                      8,015,000
   2,000,000      Nevada Power Company, L of C, 5/4/09***              2,010,000
   3,936,667      Pike Electric, Inc., Term Loan, 7/01/12              4,003,917
                  Reliant Resources, Inc.
   7,500,000       Revolving Credit, 3/15/07+                          7,306,252
   2,923,908       Term Loan, 3/15/07                                  2,920,253
   4,873,179       Term Loan A, 3/15/07                                4,860,996
   7,798,942      Riverside Energy Center, LLC,
                   Term Loan, 6/24/11                                  7,857,434
                  Rocky Mountain Energy Center, LLC,
     594,709       L of C, 6/24/11***                                    599,169
   5,606,349       Term Loan, 6/24/11                                  5,648,397
  13,000,000      Saguaro Utility Group I Corp. (Unisource),
                   Term Loan DD, 3/25/11+                             12,829,375
   1,000,000      Sierra Pacific Power Company,
                   L of C, 5/04/08***                                  1,005,000
   3,500,000      Tucson Electric Power Company,
                   Term Loan, 6/30/09                                  3,523,334
                                                                 ------------------
                                                                     103,934,870
                                                                 ------------------

                  TOTAL SENIOR FLOATING RATE INTERESTS               739,028,288
                                                                 ------------------
                  (Cost $709,096,692)


Portfolio of Investments
August 31, 2004 (Unaudited)



 PRINCIPAL                                                            MARKET
  VALUE                          DESCRIPTION**                        VALUE
-----------          ------------------------------------------    ------------
                  REPURCHASE AGREEMENT - 21.4%
                  (Cost $103,000,000)
$103,000,000      Agreement with Wachovia Capital Markets, LLC
                    1.470% dated 8/31/04, to be repurchased at
                    $103,004,206 on 9/01/04, collateralized by
                    $89,388,000 U.S. Treasury Note, 7.000% due
                    7/15/06 and $7,397,000 U.S. Treasury Note,
                    1.625% due 1/31/05 (Value $105,060,977)       $  103,000,000
                                                                 ------------------

                  UNFUNDED LOAN COMMITMENT - (6.3)%                  (30,535,512)
                                                                 ------------------

                  TOTAL INVESTMENTS - 168.8%                         811,492,776
                  (Cost $812,096,692)*

                  NET OTHER ASSETS AND LIABILITIES - (48.0)%        (230,804,483)
                                                                 ------------------

                  PREFERRED SHARES,
                   AT LIQUIDATION VALUE - (20.8)%                   (100,000,000)
                                                                 ------------------
                  NET ASSETS - 100.0%                             $  480,688,293
                                                                 ==================

-----------------------------------------------------------------------------------
                 +    Unfunded Loan Commitment.
                 *    Aggregate cost for federal tax purposes.
                **    All percentages shown in the Portfolio of Investments are
                      based on net assets applicable to Common Shares.
               ***    L of C - Letter of Credit

                  Notes to Quarterly Portfolio of Investments
                           August 31, 2004 (Unaudited)

                                        8
1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect net asset value, First Trust Advisors L.P. ("First Trust") may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Senior Floating Rate Interests ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in good faith under procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

                   Notes to Quarterly Portfolio of Investments
                     August 31, 2004 (Continued) (Unaudited)


REPURCHASE AGREEMENT:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

On August 31, 2004, net unrealized depreciation for Federal tax purposes was ($603,916), consisting of $1,994,013 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $2,597,929 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 28, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 28, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date  OCTOBER 28, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.